Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

September 24, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Investment Trust (the “Registrant”)
on behalf of Eaton Vance Floating-Rate Municipal Income Fund
Post-Effective Amendment No. 79 (1933 Act File No. 033-01121)
Amendment No. 82 (1940 Act File No. 811-04443) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the Fund, and exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and will become effective on November 23, 2020.

The Amendment is being filed for the purpose of registering new Advisers Class shares of Eaton Vance Floating-Rate Municipal Income Fund. The disclosure relevant to the new share class is substantially similar to the disclosure contained in Eaton Vance fund prospectuses and SAIs reviewed by the staff of the U.S. Securities and Exchange Commission (the “Commission”) in certain post-effective amendments previously filed under Rule 485(a) of the 1933 Act, with the exception of revised share class eligibility language included in the “Purchasing Shares – Choosing a Share Class” section of the prospectus.  More specifically, the disclosure is substantially similar to the Advisers Class shares disclosure contained in the post-effective amendment recently filed under Rule 485(a) for:

Registrant & PEA No.	Filing Date	Accession No.
Eaton Vance Mutual Funds Trust, PEA No. 263	5/12/2016	0000940394-16-002538

The prospectus and SAI have been marked to show changes from the prospectus and SAI contained in Eaton Vance Investment Trust’s Post-Effective Amendment No. 77 filed with the Commission on July 27, 2020 (Accession No. 0000940394-20-001146).

Securities and Exchange Commission
September 24, 2020

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment. Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-6573.

Very truly yours,

/s/ Sarah H. McLaughlin

Sarah H. McLaughlin, Esq.

Assistant Vice President